Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

November 30, 2019

VEI-QTLY-0120
1.859524.112

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	2,558,151	$95,623,684
CenturyLink, Inc. (a)	1,747,425	25,320,188
Verizon Communications, Inc.	1,491,687	89,859,225
		210,803,097
Entertainment - 1.8%
Electronic Arts, Inc. (b)	188,423	19,032,607
The Walt Disney Co.	346,807	52,569,005
		71,601,612
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (b)	8,516	11,105,630
Media - 2.1%
Cable One, Inc.	595	913,325
Comcast Corp. Class A	1,089,913	48,119,659
DISH Network Corp.:
rights 12/9/19 (b)	28,517	19,392
Class A (b)	526,852	18,002,533
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	249,642	12,157,565
Liberty SiriusXM Series C (b)	117,237	5,687,167
		84,899,641
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	75,080	1,780,147

TOTAL COMMUNICATION SERVICES		380,190,127

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.4%
BorgWarner, Inc.	359,684	15,124,712
The Goodyear Tire & Rubber Co.	89,222	1,426,660
		16,551,372
Automobiles - 0.5%
Ford Motor Co.	2,382,978	21,589,781
Distributors - 0.2%
LKQ Corp. (b)	235,877	8,321,741
Diversified Consumer Services - 0.3%
Frontdoor, Inc. (b)	243,885	11,038,235
Laureate Education, Inc. Class A (b)	42,247	732,985
		11,771,220
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (b)	4,003	3,258,122
Extended Stay America, Inc. unit	1,403,763	20,719,542
International Game Technology PLC (a)	374,933	5,567,755
McDonald's Corp.	78,276	15,223,116
MGM Mirage, Inc.	811,074	25,913,814
Norwegian Cruise Line Holdings Ltd. (b)	71,676	3,844,701
		74,527,050
Household Durables - 2.3%
D.R. Horton, Inc.	241,971	13,393,095
Garmin Ltd.	242,473	23,687,187
Lennar Corp. Class A	288,239	17,193,456
PulteGroup, Inc.	584,359	23,169,834
Tempur Sealy International, Inc. (b)	74,632	6,334,764
Toll Brothers, Inc.	154,069	6,188,952
TopBuild Corp. (b)	4,860	535,961
		90,503,249
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	45,504	1,616,302
Multiline Retail - 0.9%
Target Corp.	274,674	34,336,997
Specialty Retail - 0.4%
AutoNation, Inc. (b)	74,469	3,804,621
Lithia Motors, Inc. Class A (sub. vtg.)	19,925	3,199,557
The Home Depot, Inc.	49,824	10,986,690
Tiffany & Co., Inc.	2,318	310,148
		18,301,016
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (b)	46,734	7,859,724
NIKE, Inc. Class B	16,452	1,538,097
PVH Corp.	16,272	1,577,733
Ralph Lauren Corp.	122,022	13,097,841
		24,073,395

TOTAL CONSUMER DISCRETIONARY		301,592,123

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 2.8%
Kroger Co.	935,678	25,581,437
U.S. Foods Holding Corp. (b)	464,504	18,473,324
Walmart, Inc.	561,045	66,814,849
		110,869,610
Food Products - 1.7%
General Mills, Inc.	343,524	18,316,700
Ingredion, Inc.	38,124	3,170,773
Mondelez International, Inc.	296,519	15,579,108
Seaboard Corp.	45	185,021
The Hershey Co.	74,884	11,094,813
The Kraft Heinz Co.	42,404	1,293,322
Tyson Foods, Inc. Class A	210,473	18,919,418
		68,559,155
Household Products - 3.0%
Kimberly-Clark Corp.	131,217	17,890,126
Procter & Gamble Co.	817,259	99,754,634
Spectrum Brands Holdings, Inc. (a)	28,156	1,760,313
		119,405,073
Personal Products - 0.2%
Coty, Inc. Class A	838,454	9,675,759
Tobacco - 1.2%
Philip Morris International, Inc.	569,131	47,198,034

TOTAL CONSUMER STAPLES		355,707,631

ENERGY - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	692,505	81,113,111
ConocoPhillips Co.	636,913	38,176,565
Exxon Mobil Corp.	1,282,310	87,363,780
HollyFrontier Corp.	224,391	11,567,356
Kinder Morgan, Inc.	769,513	15,090,150
Marathon Oil Corp.	497,208	5,792,473
Marathon Petroleum Corp.	26,578	1,611,690
Parsley Energy, Inc. Class A	11,121	166,593
Phillips 66 Co.	8,134	933,132
World Fuel Services Corp.	6,872	291,373
		242,106,223
FINANCIALS - 22.6%
Banks - 10.2%
Bank of America Corp.	2,435,022	81,134,933
Citigroup, Inc.	889,988	66,855,899
Citizens Financial Group, Inc.	137,321	5,281,366
East West Bancorp, Inc.	12,502	572,842
JPMorgan Chase & Co.	1,037,448	136,694,145
M&T Bank Corp.	97,965	16,138,754
Regions Financial Corp.	906,431	15,083,012
SunTrust Banks, Inc.	61,012	4,322,090
U.S. Bancorp	53,307	3,200,019
Wells Fargo & Co.	1,471,043	80,113,002
		409,396,062
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	50,033	4,271,317
Ameriprise Financial, Inc.	21,854	3,581,215
Bank of New York Mellon Corp.	301,828	14,780,517
BlackRock, Inc. Class A	5,511	2,727,449
CME Group, Inc.	2,050	415,597
Donnelley Financial Solutions, Inc. (b)	8,551	85,852
Goldman Sachs Group, Inc.	1,164	257,651
Invesco Ltd.	1,230,144	21,601,329
Legg Mason, Inc.	86,021	3,361,701
LPL Financial	31,382	2,898,128
Moody's Corp.	2,962	671,397
Morgan Stanley	718,126	35,532,874
S&P Global, Inc.	8,604	2,277,049
State Street Corp.	372,802	27,997,430
		120,459,506
Consumer Finance - 1.5%
Ally Financial, Inc.	640,770	20,402,117
Discover Financial Services	5,792	491,567
Navient Corp.	951,143	13,648,902
Synchrony Financial	672,625	25,162,901
		59,705,487
Diversified Financial Services - 2.9%
AXA Equitable Holdings, Inc.	284,538	7,039,470
Berkshire Hathaway, Inc. Class B (b)	451,047	99,365,654
Cannae Holdings, Inc. (b)	13,677	512,751
Jefferies Financial Group, Inc.	400,202	8,364,222
		115,282,097
Insurance - 4.6%
Allstate Corp.	274,670	30,584,505
American National Insurance Co.	4,739	559,202
Arch Capital Group Ltd. (b)	220,149	9,239,654
CNA Financial Corp.	4,052	181,205
First American Financial Corp.	361,102	22,973,309
FNF Group	325,445	15,500,945
Hanover Insurance Group, Inc.	30,382	4,129,825
Hartford Financial Services Group, Inc.	422,086	26,110,240
Kemper Corp.	5,047	373,074
Lincoln National Corp.	33,133	1,956,504
Loews Corp.	212,492	10,815,843
Old Republic International Corp.	165,730	3,738,869
Primerica, Inc.	50,633	6,776,721
Progressive Corp.	373,500	27,284,175
Prudential Financial, Inc.	37,533	3,513,839
Selective Insurance Group, Inc.	37,068	2,454,643
Unum Group	585,471	17,997,379
W.R. Berkley Corp.	78	5,304
		184,195,236
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	523,017	4,879,749
MFA Financial, Inc.	1,072,974	8,218,981
		13,098,730
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	20,927	1,143,661
Radian Group, Inc.	49,789	1,286,548
		2,430,209

TOTAL FINANCIALS		904,567,327

HEALTH CARE - 14.5%
Biotechnology - 2.3%
Amgen, Inc.	80,838	18,974,295
Biogen, Inc. (b)	105,406	31,601,773
Gilead Sciences, Inc.	253,057	17,015,553
Regeneron Pharmaceuticals, Inc. (b)	62,127	22,924,863
		90,516,484
Health Care Equipment & Supplies - 5.4%
Abbott Laboratories	500,760	42,789,942
Baxter International, Inc.	264,355	21,669,179
Boston Scientific Corp. (b)	70,560	3,051,720
Danaher Corp.	268,143	39,143,515
Edwards Lifesciences Corp. (b)	52,551	12,871,842
Haemonetics Corp. (b)	13,281	1,601,689
Hill-Rom Holdings, Inc.	121,563	13,032,769
Hologic, Inc. (b)	434,157	22,280,937
Medtronic PLC	491,978	54,801,429
Zimmer Biomet Holdings, Inc.	30,210	4,388,909
		215,631,931
Health Care Providers & Services - 0.8%
Anthem, Inc.	3,679	1,061,980
CVS Health Corp.	191,501	14,414,280
DaVita HealthCare Partners, Inc. (b)	111,903	8,031,278
Molina Healthcare, Inc. (b)	71,016	9,622,668
		33,130,206
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	80,224	6,479,692
Thermo Fisher Scientific, Inc.	22,818	7,163,711
		13,643,403
Pharmaceuticals - 5.7%
Allergan PLC	54,188	10,021,529
Bristol-Myers Squibb Co.	626,782	35,688,967
Eli Lilly & Co.	23,312	2,735,663
Johnson & Johnson	668,878	91,964,036
Merck & Co., Inc.	272,772	23,780,263
Mylan NV (b)	1,291,605	24,256,342
Pfizer, Inc.	1,030,986	39,713,581
		228,160,381

TOTAL HEALTH CARE		581,082,405

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.6%
Arconic, Inc.	808,298	25,024,906
Harris Corp.	130,840	26,310,616
Moog, Inc. Class A	112,314	9,644,403
Northrop Grumman Corp.	56,871	20,005,512
Parsons Corp.	134,556	5,386,277
Raytheon Co.	8,375	1,820,893
Teledyne Technologies, Inc. (b)	2,687	918,927
United Technologies Corp.	363,211	53,878,720
		142,990,254
Airlines - 0.0%
JetBlue Airways Corp. (b)	74,334	1,432,416
Building Products - 0.5%
Builders FirstSource, Inc. (b)	115,472	2,934,144
Fortune Brands Home & Security, Inc.	59,358	3,754,987
Johnson Controls International PLC	217,919	9,333,471
Simpson Manufacturing Co. Ltd.	550	44,660
Universal Forest Products, Inc.	44,135	2,189,096
		18,256,358
Commercial Services & Supplies - 1.3%
Brady Corp. Class A	32,349	1,843,893
Cintas Corp.	21,186	5,446,073
Herman Miller, Inc.	77,738	3,714,322
KAR Auction Services, Inc.	171,228	3,616,335
Republic Services, Inc.	241,649	21,422,184
UniFirst Corp.	44,204	9,117,075
Waste Management, Inc.	54,002	6,097,366
		51,257,248
Construction & Engineering - 0.5%
EMCOR Group, Inc.	213,267	18,965,834
Valmont Industries, Inc.	6,646	951,308
		19,917,142
Electrical Equipment - 0.4%
Eaton Corp. PLC	139,652	12,917,810
Hubbell, Inc. Class B	4,528	665,707
nVent Electric PLC	27,234	672,952
		14,256,469
Industrial Conglomerates - 0.1%
General Electric Co.	548,923	6,186,362
Machinery - 1.6%
AGCO Corp.	282,951	22,106,962
Caterpillar, Inc.	3,779	546,935
Crane Co.	12,485	1,037,129
Cummins, Inc.	147,037	26,887,186
Dover Corp.	11,732	1,307,883
Gates Industrial Corp. PLC (a)(b)	42,148	501,140
Oshkosh Corp.	67,481	6,104,331
Rexnord Corp. (b)	118,761	3,751,660
Timken Co.	25,000	1,314,750
Woodward, Inc.	15,613	1,823,442
		65,381,418
Professional Services - 0.3%
Equifax, Inc.	11,047	1,542,603
FTI Consulting, Inc. (a)(b)	67,357	7,341,239
Nielsen Holdings PLC	113,012	2,209,385
Robert Half International, Inc.	16,386	953,665
		12,046,892
Road & Rail - 1.3%
CSX Corp.	389,548	27,868,264
Kansas City Southern	162,616	24,785,931
Norfolk Southern Corp.	5,143	995,171
		53,649,366

TOTAL INDUSTRIALS		385,373,925

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.	133,649	6,055,636
Juniper Networks, Inc.	25,829	647,275
		6,702,911
Electronic Equipment & Components - 0.3%
Avnet, Inc.	145,144	5,900,104
Itron, Inc. (b)	11,420	914,514
National Instruments Corp.	25,125	1,058,265
SYNNEX Corp.	26,096	3,204,850
		11,077,733
IT Services - 0.9%
Amdocs Ltd.	332,605	23,049,527
CoreLogic, Inc. (b)	15,126	626,670
Genpact Ltd.	11,895	484,127
IBM Corp.	97,337	13,086,960
		37,247,284
Semiconductors & Semiconductor Equipment - 4.3%
Amkor Technology, Inc. (b)	165,411	1,999,819
Applied Materials, Inc.	466,297	26,998,596
Cirrus Logic, Inc. (b)	146,193	10,482,038
Intel Corp.	1,594,239	92,545,574
Lam Research Corp.	11,810	3,151,262
Marvell Technology Group Ltd.	32,974	869,524
Micron Technology, Inc. (b)	384,783	18,281,040
ON Semiconductor Corp. (b)	22,910	491,878
Qualcomm, Inc.	229,310	19,158,851
		173,978,582
Software - 1.6%
Cadence Design Systems, Inc. (b)	290,683	20,420,481
Cerence, Inc. (b)	83,283	1,295,883
LogMeIn, Inc.	26,057	2,031,925
Nuance Communications, Inc. (b)	758,438	13,598,793
Synopsys, Inc. (b)	143,300	20,211,032
Verint Systems, Inc. (b)	131,438	6,389,201
		63,947,315
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies, Inc. (b)	52,015	2,522,207
HP, Inc.	197,478	3,965,358
Xerox Holdings Corp.	497,323	19,360,784
		25,848,349

TOTAL INFORMATION TECHNOLOGY		318,802,174

MATERIALS - 3.6%
Chemicals - 2.4%
CF Industries Holdings, Inc.	221,162	10,219,896
Dow, Inc.	83,684	4,466,215
DowDuPont, Inc.	446,339	28,927,231
Eastman Chemical Co.	293,729	23,019,542
Huntsman Corp.	916,609	20,733,696
Linde PLC	48,544	10,010,258
		97,376,838
Construction Materials - 0.1%
Vulcan Materials Co.	23,882	3,388,139
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	205,861	3,349,358
International Paper Co.	82,274	3,812,577
		7,161,935
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	68,658	781,328
Newmont Goldcorp Corp.	59,316	2,277,734
Reliance Steel & Aluminum Co.	194,180	22,909,356
		25,968,418
Paper & Forest Products - 0.2%
Domtar Corp.	230,307	8,595,057

TOTAL MATERIALS		142,490,387

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Assets Trust, Inc.	42,412	2,015,842
American Campus Communities, Inc.	26,257	1,261,386
American Tower Corp.	22,989	4,920,336
Apple Hospitality (REIT), Inc.	560,679	9,116,641
Brixmor Property Group, Inc.	1,033,965	22,685,192
Camden Property Trust (SBI)	45,683	5,095,939
Columbia Property Trust, Inc.	9,539	198,030
Crown Castle International Corp.	51,622	6,899,797
Douglas Emmett, Inc.	53,359	2,351,531
EastGroup Properties, Inc.	28,127	3,830,616
Gaming & Leisure Properties	113,963	4,809,239
Hospitality Properties Trust (SBI)	57,800	1,346,162
Host Hotels & Resorts, Inc.	518,194	9,063,213
Life Storage, Inc.	53,023	5,807,079
Outfront Media, Inc.	319,315	7,976,489
Park Hotels & Resorts, Inc.	349,059	8,255,245
Prologis, Inc.	17,937	1,642,132
PS Business Parks, Inc.	14,184	2,504,753
Realty Income Corp.	131,577	10,082,746
Retail Properties America, Inc.	55,690	792,469
RLJ Lodging Trust	15,625	267,031
SITE Centers Corp.	44,854	649,934
Store Capital Corp.	268,578	10,933,810
Sunstone Hotel Investors, Inc.	409,303	5,730,242
Ventas, Inc.	38,476	2,243,536
VICI Properties, Inc.	184,988	4,574,753
Weingarten Realty Investors (SBI)	21,180	674,371
		135,728,514
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	1,579	90,035
Jones Lang LaSalle, Inc.	7,494	1,246,477
Newmark Group, Inc.	18,623	243,030
		1,579,542

TOTAL REAL ESTATE		137,308,056

UTILITIES - 5.4%
Electric Utilities - 2.9%
Duke Energy Corp.	128,147	11,298,721
Exelon Corp.	704,164	31,264,882
IDACORP, Inc.	10,303	1,082,330
NextEra Energy, Inc.	46,148	10,790,325
OGE Energy Corp.	431,312	18,140,983
PNM Resources, Inc.	86,829	4,206,865
Portland General Electric Co.	350,586	19,461,029
PPL Corp.	428,892	14,595,195
Xcel Energy, Inc.	113,877	7,002,297
		117,842,627
Gas Utilities - 0.5%
UGI Corp.	432,805	18,848,658
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy, Inc. Class C	10,834	214,838
The AES Corp.	1,320,521	24,971,052
Vistra Energy Corp.	855,171	22,687,687
		47,873,577
Multi-Utilities - 0.6%
Ameren Corp.	110,406	8,206,478
Dominion Energy, Inc.	3,816	317,148
DTE Energy Co.	14,121	1,764,278
MDU Resources Group, Inc.	437,776	12,713,015
		23,000,919
Water Utilities - 0.2%
American Water Works Co., Inc.	69,016	8,353,006

TOTAL UTILITIES		215,918,787

TOTAL COMMON STOCKS
(Cost $3,349,835,008)		3,965,139,165
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (c)
(Cost $1,990,139)	2,000,000	1,990,727
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.61% (d)	29,769,982	$29,775,936
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	27,034,094	27,036,798
TOTAL MONEY MARKET FUNDS
(Cost $56,812,734)		56,812,734
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,408,637,881)		4,023,942,626
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(20,298,291)
NET ASSETS - 100%		$4,003,644,335

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	244	Dec. 2019	$38,353,140	$1,782,614	$1,782,614

The notional amount of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,590,591.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$192,284
Fidelity Securities Lending Cash Central Fund	173,738
Total	$366,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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